Taxation (Details) - Schedule of Net Operating Loss Carryforwards - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	$ 4,390,265	$ 3,973,825
Tax Year 2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	55,107
Tax Year 2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	851,328
Tax Year 2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	1,697,478
Tax Year 2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	1,154,846
Tax Year 2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	$ 631,506